091-19302-fn

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91- RECEIVED		and 9 Copies		Expires:

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2015 OCT 15 PM 1:51

SEC / MR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

SEC Mail Processing Section
OCT 15 2015
Washington DC
404

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

NASDAQ AlphaDEX Emerging Markets Index

15020745

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

FEM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Brazilian Mercantile and Futures Exchange, Moscow Exchange, The Stock Exchange of Thailand, Budapest Stock Exchange, Hong Kong Stock Exchange, Indonesia Stock Exchange, Borsa Istanbul, Johannesburg Stock Exchange, Bursa Malaysia, London Stock Exchange, Mexico Stock Exchange, National Stock Exchange of India, Philippine Stock Exchange, Prague Stock Exchange, Bolsa de Comercio de Santiago de Chile, Shenzhen Stock Exchange, Shanghai Stock Exchange, Taiwan Stock Exchange, Warsaw Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Senior Counsel and Assistant Corporate Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

[signature]

October 14, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 15 2015

SEC 2449 (1/99)

NYSE

Martha Redding
Senior Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

Via Overnight Mail

October 14, 2015

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – Transmittal

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

First Trust Emerging Markets Small Cap AlphaDEX Fund (FEMS)
First Trust Developed Markets ex-US Small Cap AlphaDEX Fund (FDTS)
First Trust Latin America AlphaDEX Fund (FLN)
First Trust Europe AlphaDEX Fund (FEP)
First Trust Asia Pacific Ex-Japan AlphaDEX Fund (FPA)
First Trust Emerging Markets AlphaDEX Fund (FEM)
First Trust Developed Markets Ex-US AlphaDEX Fund (FDT)
Loncar Cancer Immunotherapy ETF (CNCR)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 15 2015